Equity (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Aug. 09, 2017	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2015	Dec. 31, 2012	Aug. 13, 2020	May 26, 2020	Aug. 13, 2019	Mar. 04, 2019	Aug. 08, 2018	Feb. 28, 2018	Aug. 13, 2017	Feb. 22, 2017	Dec. 31, 2007
Equity (Details) [Line Items]
Intrinsic value of options exercised		$ 765	$ 537	$ 617
Maximum percentage of distribution of dividend in each year.	75.00%
Dividend distributions of per share (in Dollars per share)							$ 0.175	$ 0.08	$ 0.156	$ 0.15	$ 0.155	$ 0.13	$ 0.13	$ 0.085
Aggregate dividend value							$ 8,585	$ 3,918	$ 7,628	$ 7,335	$ 7,563	$ 5,785	$ 5,779	$ 3,775
2007 Plan [Member]
Equity (Details) [Line Items]
Reserved ordinary shares for issuance (in Shares)															1,500,000
Additional ordinary shares (in Shares)					250,000	1,000,000
Expiration period					10 years
Aggregate of ordinary shares for future grants (in Shares)		932,500
2007 Plan [Member] | Minimum [Member]
Equity (Details) [Line Items]
Options vest years		3 years
2007 Plan [Member] | Maximum [Member]
Equity (Details) [Line Items]
Options vest years		4 years